Commitments and contingencies (Details)	12 Months Ended
Sep. 30, 2022 CNY (¥) item
Commitments and contingencies
Late fees per day (as a percent)	0.05%
Minimum
Commitments and contingencies
Number of times fines equals to the underpaid amount | item	1
Amount of fine | ¥	¥ 10,000
Maximum
Commitments and contingencies
Number of times fines equals to the underpaid amount | item	3
Amount of fine | ¥	¥ 50,000